Label	Element	Value
Class I and Class S | U.S. Equity Index PutWrite Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Neuberger Berman Advisers Management Trust® U.S. Equity Index PutWrite Strategy Portfolio, Class I and Class S Supplement to the Summary Prospectuses and Prospectuses, each dated May 1, 2018

This supplement describes important changes affecting U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”), a series of Neuberger Berman Advisers Management Trust.  If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC at 800-877-9700.

Change in the Fund’s Broad-Based Securities Market Index and Addition of Secondary Index

Effective immediately, the Fund is replacing its broad-based securities market index, the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index, with the 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index.  In addition, the Fund is adding the 85% S&P 500 Index/15% Russell 2000 Index as a secondary performance benchmark.

Effectively immediately, the Fund’s Summary Prospectuses and Prospectuses are revised as follows:

(a) The following disclosure is added above the row relating to the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index in the table entitled “Average Annual Total % Returns as of 12/31/17” in the “Performance” section of the Fund’s Summary Prospectuses and Prospectuses:

	1 Year	Since Inception (05/01/2014)
42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index*	10.38%	6.09%

(b) The following disclosure is added below the row relating to the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index in the table entitled “Average Annual Total % Returns as of 12/31/17” in the “Performance” section of the Fund’s Summary Prospectuses and Prospectuses:

	1 Year	Since Inception (05/01/2014)
85% S&P 500 Index/15% Russell 2000 Index	20.76%	12.09%

(c) The following disclosure is added as a footnote directly below the table entitled “Average Annual Total % Returns as of 12/31/17” in the “Performance” section of the Fund’s Summary Prospectuses and Prospectuses:

*On February 28, 2019, the Fund began comparing its performance to the 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index rather than the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index because the Manager believes 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index is a fairer representation of the Fund’s investment universe.

The date of this supplement is February 28, 2019.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to the Summary Prospectus